Risk Management (Details) - BRL (R$) R$ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Risk management [Line Items]
Amount receivable from the acquirers	[1],[2]	R$ 642,548	R$ 463,663
Expected credit losses		4,450,061	R$ 3,155,386
Change in interest rates			0.01%
Customers may exercise their redemption rights, the cash outflows		R$ 31,996,729	R$ 27,309,698
Total capital ratio		15.93%
Pp above the regulatory requirement		5.43%	1.24%
Percentage of conservation		2.50%	2.50%
The tier I ratio		13.90%	9.25%
Futures Contracts		R$ 22,049
Regulatory Requirement [Member]
Risk management [Line Items]
Total capital ratio		10.50%	9.25%
Pp above the regulatory requirement		6.90%
Payroll Loan [Member]
Risk management [Line Items]
Hedging instrument		R$ 22,049	R$ 1,539
FGTS Loan [Member]
Risk management [Line Items]
Hedging instrument		61,320	33,499
Liquidity Risk [Member]
Risk management [Line Items]
Customers may exercise their redemption rights, the cash outflows		R$ 802,858	R$ 529,266
Tire 1 [Member]
Risk management [Line Items]
Total capital ratio		13.90%
Pp above the regulatory requirement		5.40%
Tire 1 [Member] | Regulatory Requirement [Member]
Risk management [Line Items]
Total capital ratio		13.90%
Common Equity Tier I [Member]
Risk management [Line Items]
Total capital ratio		7.00%
Pp above the regulatory requirement			2.25%
Bottom of Range [Member]
Risk management [Line Items]
Hedge effectiveness			80.00%
The tier I ratio			0.75%
Top of Range [Member]
Risk management [Line Items]
Hedge effectiveness			125.00%
Total capital ratio			11.74%
Top of Range [Member] | Tire 1 [Member]
Risk management [Line Items]
Total capital ratio			9.25%
Top of Range [Member] | Tire 1 [Member] | Regulatory Requirement [Member]
Risk management [Line Items]
Total capital ratio		8.50%
Consumer Loans [Member]
Risk management [Line Items]
Amount receivable from the acquirers		R$ 2,823,232	R$ 3,273,306
Provision for expected credit losses		362	397
Expected credit losses		4,450,061	3,155,386
Acquirer and Card Issuers Receivables [Member]
Risk management [Line Items]
Amount receivable from the acquirers		642,548	463,663
Swap Contracts [Member] | Payroll Loan [Member]
Risk management [Line Items]
Hedging instrument		0	(4)
Swap Contracts [Member] | FGTS Loan [Member]
Risk management [Line Items]
Hedging instrument		6,611	9,181
Futures Contracts [Member] | Payroll Loan [Member]
Risk management [Line Items]
Hedging instrument			1,543
Futures Contracts [Member] | FGTS Loan [Member]
Risk management [Line Items]
Hedging instrument		R$ 54,710	R$ 24,318

[1]	Amount net of ECL (expected credit losses) and fraud risk (chargeback) in the amount of R$ 362 and R$3,058 respectively, as of June 30, 2026 (R$ 397 and R$ 2,225 respectively, as of December 31, 2025).
[2]	Amounts receivable from acquirers as a result of processing transactions in the role of sub-acquirer.